Voya Solution 2050 Portfolio Expense Example - Voya Solution 2050 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,710
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,139
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,428
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	$ 1,598